John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 11/30/2022

Portfolios’ investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.0%
Equity - 52.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	547,381	$4,948,327
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	728,216	6,466,557

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,824,687)		$11,414,884
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Equity - 42.8%
Fidelity Mid Cap Index Fund	106,011	2,941,808
Fidelity Small Cap Index Fund	35,323	829,741
Financial Select Sector SPDR Fund	8,263	300,030
iShares MSCI Global Min Vol Factor ETF	1,637	161,719
Vanguard Dividend Appreciation ETF	681	108,041
Vanguard FTSE All World ex-US Small-Cap ETF	3,535	378,599
Vanguard FTSE Developed Markets ETF	3,650	158,447
Vanguard FTSE Emerging Markets ETF	31,271	1,267,101
Vanguard Health Care ETF	1,284	326,585
Vanguard Information Technology ETF	478	166,315
Vanguard S&P 500 ETF	7,382	2,764,486
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	2,064	128,670
Vanguard Intermediate-Term Corporate Bond ETF	2,705	212,559
Vanguard Total Bond Market ETF	2,468	179,572
Xtrackers USD High Yield Corporate Bond ETF	3,691	127,782

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,335,598)		$10,051,455
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	19	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	40	271
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$304
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$314,000	106,833
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	422,000	148,187
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	221,000	81,122
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	79,000	29,742
MULTI-INDEX 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $480,458)		$365,884
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	199	$2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	99	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	128	113
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	10	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	11	1
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	22	5
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	5	0

TOTAL WARRANTS (Cost $115)		$123
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (F)(G)	5,748	57,439

TOTAL SHORT-TERM INVESTMENTS (Cost $57,351)		$57,439
Total investments (Cost $22,698,512) - 99.7%		$21,890,089
Other assets and liabilities, net - 0.3%		71,762
TOTAL NET ASSETS - 100.0%		$21,961,851
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,423,496	$30,948,403
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,449,970	39,515,736

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $74,956,382)		$70,464,139
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
Equity - 42.7%
Fidelity Mid Cap Index Fund	647,774	17,975,739
Fidelity Small Cap Index Fund	215,840	5,070,080
Financial Select Sector SPDR Fund	50,952	1,850,067
iShares MSCI Global Min Vol Factor ETF	10,056	993,432
Vanguard Dividend Appreciation ETF	4,178	662,840
Vanguard FTSE All World ex-US Small-Cap ETF (H)	21,925	2,348,168
Vanguard FTSE Developed Markets ETF	23,012	998,951
Vanguard FTSE Emerging Markets ETF	193,136	7,825,871
Vanguard Health Care ETF	7,885	2,005,550
Vanguard Information Technology ETF	2,935	1,021,204
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard S&P 500 ETF	45,292	$16,961,400
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	12,561	783,053
Vanguard Intermediate-Term Corporate Bond ETF	16,291	1,280,147
Vanguard Total Bond Market ETF	14,833	1,079,249
Xtrackers USD High Yield Corporate Bond ETF	22,138	766,418

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $61,967,991)		$61,622,169
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
Health care - 0.0%
NMC Health PLC (D)	73	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	149	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	310	2,096
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	259

TOTAL COMMON STOCKS (Cost $2,348)		$2,356
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$2,068,000	703,600
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	2,773,000	973,748
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	1,449,300	531,995
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	526,300	198,141

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,262,705)		$2,407,484
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,539	14
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	769	6
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	990	878
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	1	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	77	7
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	85	7
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	169	42
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	35	3
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL WARRANTS (Cost $897)		$957
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 3.8739% (F)(I)	268,288	$2,681,186

TOTAL SHORT-TERM INVESTMENTS (Cost $2,679,058)		$2,681,186
Total investments (Cost $142,869,381) - 101.6%		$137,178,291
Other assets and liabilities, net - (1.6%)		(2,143,443)
TOTAL NET ASSETS - 100.0%		$135,034,848
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,809,606	$61,558,835
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,776,914	77,938,992

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $149,274,335)		$139,497,827
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
Equity - 42.7%
Fidelity Mid Cap Index Fund	1,277,634	35,454,331
Fidelity Small Cap Index Fund	425,710	9,999,939
Financial Select Sector SPDR Fund	101,091	3,670,614
iShares MSCI Global Min Vol Factor ETF	19,887	1,964,637
Vanguard Dividend Appreciation ETF	8,274	1,312,670
Vanguard FTSE All World ex-US Small-Cap ETF	43,473	4,655,958
Vanguard FTSE Developed Markets ETF	45,593	1,979,192
Vanguard FTSE Emerging Markets ETF	382,373	15,493,754
Vanguard Health Care ETF	15,604	3,968,877
Vanguard Information Technology ETF	5,802	2,018,748
Vanguard S&P 500 ETF	89,537	33,530,712
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	24,519	1,528,514
Vanguard Intermediate-Term Corporate Bond ETF	31,881	2,505,209
Vanguard Total Bond Market ETF	29,134	2,119,790
Xtrackers USD High Yield Corporate Bond ETF	43,680	1,512,202

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $120,900,800)		$121,715,147
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
Health care - 0.0%
NMC Health PLC (D)	153	3
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	312	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	649	4,389
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	543

TOTAL COMMON STOCKS (Cost $4,917)		$4,935
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$4,144,000	1,409,922
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	5,601,000	1,966,809
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	2,903,100	1,065,641
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	1,063,800	400,499

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,613,398)		$4,842,871
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,222	29
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,611	13
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,072	1,839
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	161	14
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	177	15
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	353	88
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	74	7

TOTAL WARRANTS (Cost $1,878)		$2,005
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (F)(G)	68,864	688,201

TOTAL SHORT-TERM INVESTMENTS (Cost $688,051)		$688,201
Total investments (Cost $277,483,379) - 99.9%		$266,750,986
Other assets and liabilities, net - 0.1%		260,554
TOTAL NET ASSETS - 100.0%		$267,011,540
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,210,940	$83,266,901
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,004,935	106,603,825

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $203,182,618)		$189,870,726
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
Equity - 42.7%
Fidelity Mid Cap Index Fund	1,746,119	48,454,815
Fidelity Small Cap Index Fund	581,811	13,666,743
Financial Select Sector SPDR Fund	136,753	4,965,501
iShares MSCI Global Min Vol Factor ETF	27,199	2,686,989
Vanguard Dividend Appreciation ETF	11,303	1,793,221
Vanguard FTSE All World ex-US Small-Cap ETF (H)	58,995	6,318,365
Vanguard FTSE Developed Markets ETF	62,152	2,698,018
Vanguard FTSE Emerging Markets ETF	519,677	21,057,312
Vanguard Health Care ETF	21,328	5,424,777
Vanguard Information Technology ETF	7,939	2,762,296
Vanguard S&P 500 ETF	122,509	45,878,392
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	33,543	2,091,071
Vanguard Intermediate-Term Corporate Bond ETF	43,557	3,422,709
Vanguard Total Bond Market ETF	39,666	2,886,098
Xtrackers USD High Yield Corporate Bond ETF	59,203	2,049,608

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $165,868,611)		$166,155,915
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
Health care - 0.0%
NMC Health PLC (D)	209	4
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	428	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	890	6,016
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	744

TOTAL COMMON STOCKS (Cost $6,739)		$6,764
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$5,692,000	1,936,601
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	7,652,000	2,687,024
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	3,988,500	1,464,059
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	1,452,500	$546,837

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,049,985)		$6,634,521
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	4,416	39
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,208	18
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,840	2,521
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	220	20
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	243	21
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	484	121
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	101	9

TOTAL WARRANTS (Cost $2,575)		$2,750
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 3.8739% (F)(I)	561,067	5,607,137

TOTAL SHORT-TERM INVESTMENTS (Cost $5,606,050)		$5,607,137
Total investments (Cost $383,716,578) - 101.2%		$368,277,813
Other assets and liabilities, net - (1.2%)		(4,210,838)
TOTAL NET ASSETS - 100.0%		$364,066,975
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.3%
Equity - 51.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,315,900	$102,295,732
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,738,075	130,874,109

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $250,523,666)		$233,169,841
UNAFFILIATED INVESTMENT COMPANIES - 46.0%
Equity - 41.9%
Fidelity Mid Cap Index Fund	2,094,589	58,124,832
Fidelity Small Cap Index Fund	698,290	16,402,836
Financial Select Sector SPDR Fund	165,991	6,027,133
iShares Global Infrastructure ETF	6,072	290,910
iShares MSCI Global Min Vol Factor ETF	33,945	3,353,427
Vanguard Dividend Appreciation ETF	14,126	2,241,090
Vanguard Energy ETF	6,723	858,056
MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard FTSE All World ex-US Small-Cap ETF (H)	73,887	$7,913,298
Vanguard FTSE Developed Markets ETF	89,528	3,886,410
Vanguard FTSE Emerging Markets ETF	600,611	24,336,756
Vanguard Global ex-U.S. Real Estate ETF	7,063	298,765
Vanguard Health Care ETF	25,888	6,584,613
Vanguard Information Technology ETF	9,649	3,357,273
Vanguard Materials ETF	3,298	596,212
Vanguard Real Estate ETF	9,926	874,282
Vanguard S&P 500 ETF	148,936	55,775,043
Fixed income - 4.1%
Vanguard Emerging Markets Government Bond ETF	65,582	4,088,382
Vanguard Intermediate-Term Corporate Bond ETF	77,211	6,067,240
Vanguard Total Bond Market ETF	69,441	5,052,527
Xtrackers USD High Yield Corporate Bond ETF	96,592	3,344,015

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $209,159,629)		$209,473,100
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
Health care - 0.0%
NMC Health PLC (D)	267	5
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	547	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,136	7,678
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	950

TOTAL COMMON STOCKS (Cost $8,601)		$8,633
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$8,616,000	2,931,440
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	11,670,000	4,097,957
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	6,037,300	2,216,112
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	2,216,800	834,580

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,781,267)		$10,080,089
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,636	50
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,818	23
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,625	3,218
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	$1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	281	25
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	310	27
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	618	154
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	129	12

TOTAL WARRANTS (Cost $3,285)		$3,510
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 3.8739% (F)(I)	924,588	9,240,053

TOTAL SHORT-TERM INVESTMENTS (Cost $9,238,340)		$9,240,053
Total investments (Cost $482,714,788) - 101.6%		$461,975,226
Other assets and liabilities, net - (1.6%)		(7,157,534)
TOTAL NET ASSETS - 100.0%		$454,817,692
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.4%
Equity - 46.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,584,065	$95,679,950
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,905,329	123,479,320

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $235,983,093)		$219,159,270
UNAFFILIATED INVESTMENT COMPANIES - 49.3%
Equity - 40.1%
Fidelity Mid Cap Index Fund	1,898,542	52,684,543
Fidelity Small Cap Index Fund	632,991	14,868,965
Financial Select Sector SPDR Fund	171,095	6,212,459
iShares Global Infrastructure ETF	21,218	1,016,554
iShares MSCI Global Min Vol Factor ETF	70,910	7,005,199
Vanguard Dividend Appreciation ETF	29,450	4,672,243
Vanguard Energy ETF	23,718	3,027,128
Vanguard FTSE All World ex-US Small-Cap ETF	77,237	8,272,083
Vanguard FTSE Developed Markets ETF	142,142	6,170,384
Vanguard FTSE Emerging Markets ETF	490,740	19,884,785
Vanguard Global ex-U.S. Real Estate ETF	24,598	1,040,495
Vanguard Health Care ETF	26,686	6,787,584
Vanguard Information Technology ETF	9,928	3,454,348
Vanguard Materials ETF	11,584	2,094,156
Vanguard Real Estate ETF	35,034	3,085,795
Vanguard S&P 500 ETF	130,940	49,035,721
MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 9.2%
Vanguard Emerging Markets Government Bond ETF	133,362	$8,313,787
Vanguard Intermediate-Term Corporate Bond ETF	191,925	15,081,469
Vanguard Total Bond Market ETF	171,053	12,445,816
Xtrackers USD High Yield Corporate Bond ETF (H)	218,279	7,556,819

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $233,250,825)		$232,710,333
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
Health care - 0.0%
NMC Health PLC (D)	258	5
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	527	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,095	7,399
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	915

TOTAL COMMON STOCKS (Cost $8,288)		$8,319
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$16,312,000	5,549,867
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	22,141,000	7,774,882
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	11,429,700	4,195,500
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	4,204,500	1,582,908

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,133,357)		$19,103,157
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,431	48
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,716	22
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,493	3,100
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	271	24
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	299	26
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	596	148
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	124	11

TOTAL WARRANTS (Cost $3,167)		$3,380
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 3.8739% (F)(I)	482,044	$4,817,399

TOTAL SHORT-TERM INVESTMENTS (Cost $4,816,333)		$4,817,399
Total investments (Cost $500,195,063) - 100.7%		$475,801,858
Other assets and liabilities, net - (0.7%)		(3,374,842)
TOTAL NET ASSETS - 100.0%		$472,427,016
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.8%
Equity - 41.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,346,656	$102,573,774
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,876,706	132,105,152

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $252,234,464)		$234,678,926
UNAFFILIATED INVESTMENT COMPANIES - 52.2%
Equity - 36.3%
Fidelity Mid Cap Index Fund	1,914,271	53,121,011
Fidelity Small Cap Index Fund	638,176	14,990,758
Financial Select Sector SPDR Fund	171,120	6,213,367
iShares Global Infrastructure ETF	42,791	2,050,117
iShares MSCI Global Min Vol Factor ETF	146,589	14,481,527
Vanguard Dividend Appreciation ETF (H)	60,957	9,670,828
Vanguard Energy ETF (H)	47,831	6,104,671
Vanguard FTSE All World ex-US Small-Cap ETF (H)	83,937	8,989,653
Vanguard FTSE Developed Markets ETF	187,402	8,135,121
Vanguard FTSE Emerging Markets ETF	413,159	16,741,203
Vanguard Global ex-U.S. Real Estate ETF	49,703	2,102,437
Vanguard Health Care ETF	26,702	6,791,654
Vanguard Information Technology ETF	9,940	3,458,524
Vanguard Materials ETF	23,259	4,204,762
Vanguard Real Estate ETF	70,654	6,223,204
Vanguard S&P 500 ETF	108,081	40,475,254
Fixed income - 15.9%
Vanguard Emerging Markets Government Bond ETF	249,442	15,550,214
Vanguard Intermediate-Term Corporate Bond ETF	411,301	32,320,033
Vanguard Total Bond Market ETF	365,461	26,590,942
Xtrackers USD High Yield Corporate Bond ETF	425,238	14,721,740

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $297,935,235)		$292,937,020
MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	$0
Health care - 0.0%
NMC Health PLC (D)	276	6
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	564	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,171	7,916
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	979

TOTAL COMMON STOCKS (Cost $8,869)		$8,901
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%
U.S. Government - 5.6%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$26,820,000	9,125,027
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	36,025,000	12,650,293
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	18,788,200	6,896,584
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	6,848,800	2,578,433

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,045,063)		$31,250,337
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,811	52
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,906	23
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,737	3,317
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	290	26
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	319	27
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	638	159
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	133	12

TOTAL WARRANTS (Cost $3,369)		$3,617
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 3.8739% (F)(I)	1,266,698	12,659,005

TOTAL SHORT-TERM INVESTMENTS (Cost $12,656,246)		$12,659,005
Total investments (Cost $605,883,246) - 101.8%		$571,537,806
Other assets and liabilities, net - (1.8%)		(10,128,911)
TOTAL NET ASSETS - 100.0%		$561,408,895
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 36.6%
Equity - 36.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,876,909	$89,287,260
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,749,608	113,216,520

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $218,121,004)		$202,503,780
UNAFFILIATED INVESTMENT COMPANIES - 55.6%
Equity - 32.1%
Fidelity Mid Cap Index Fund	1,473,453	40,888,322
Fidelity Small Cap Index Fund	491,217	11,538,689
Financial Select Sector SPDR Fund	160,213	5,817,334
iShares Global Infrastructure ETF (H)	59,970	2,873,163
iShares MSCI Global Min Vol Factor ETF	205,951	20,345,899
Vanguard Dividend Appreciation ETF	85,862	13,622,006
Vanguard Energy ETF	66,646	8,506,029
Vanguard FTSE All World ex-US Small-Cap ETF	78,204	8,375,648
Vanguard FTSE Developed Markets ETF	172,312	7,480,064
Vanguard FTSE Emerging Markets ETF	256,170	10,380,008
Vanguard Global ex-U.S. Real Estate ETF	69,942	2,958,547
Vanguard Health Care ETF	24,947	6,345,269
Vanguard Information Technology ETF	9,305	3,237,582
Vanguard Materials ETF	32,796	5,928,861
Vanguard Real Estate ETF	98,447	8,671,212
Vanguard S&P 500 ETF	55,018	20,603,691
Fixed income - 23.5%
Invesco Senior Loan ETF (H)	298,348	6,211,605
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	117,687	2,852,733
Vanguard Emerging Markets Government Bond ETF	305,143	19,022,615
Vanguard Intermediate-Term Corporate Bond ETF	512,701	40,288,045
Vanguard Short-Term Corporate Bond ETF	107,513	8,117,232
Vanguard Total Bond Market ETF	456,419	33,209,046
Xtrackers USD High Yield Corporate Bond ETF	593,086	20,532,637

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $316,488,056)		$307,806,237
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
Health care - 0.0%
NMC Health PLC (D)	247	5
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	505	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,050	7,094
MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	$877

TOTAL COMMON STOCKS (Cost $7,947)		$7,976
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$703,699	682,987
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,969,386	1,887,841
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,059,262	1,004,271
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,008,043	949,854
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	31,367,000	10,672,062
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	41,854,000	14,697,165
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	21,966,900	8,063,390
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	7,961,100	2,997,191

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $56,246,402)		$40,954,761
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,208	46
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,604	21
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,349	2,973
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	259	23
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	286	24
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	571	142
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	119	11

TOTAL WARRANTS (Cost $3,018)		$3,241
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 3.8739% (F)(I)	446,491	4,462,093

TOTAL SHORT-TERM INVESTMENTS (Cost $4,460,880)		$4,462,093
Total investments (Cost $595,327,307) - 100.4%		$555,738,088
Other assets and liabilities, net - (0.4%)		(1,949,841)
TOTAL NET ASSETS - 100.0%		$553,788,247
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.0%
Equity - 29.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,669,300	$60,290,475
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,748,104	77,683,163

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $148,090,132)		$137,973,638
UNAFFILIATED INVESTMENT COMPANIES - 62.6%
Equity - 28.3%
Fidelity Mid Cap Index Fund	983,491	27,291,878
Fidelity Small Cap Index Fund	327,251	7,687,117
Financial Select Sector SPDR Fund	121,775	4,421,650
iShares Global Infrastructure ETF	67,365	3,227,457
iShares MSCI Global Min Vol Factor ETF	225,239	22,251,361
Vanguard Dividend Appreciation ETF	93,852	14,889,620
Vanguard Energy ETF	73,780	9,416,541
Vanguard FTSE All World ex-US Small-Cap ETF	56,005	5,998,136
Vanguard FTSE Developed Markets ETF	151,511	6,577,093
Vanguard FTSE Emerging Markets ETF	122,401	4,959,689
Vanguard Global ex-U.S. Real Estate ETF	78,618	3,325,541
Vanguard Health Care ETF	19,021	4,837,991
Vanguard Information Technology ETF	6,985	2,430,361
Vanguard Materials ETF	37,151	6,716,158
Vanguard Real Estate ETF	109,524	9,646,874
Vanguard S&P 500 ETF	3,935	1,473,618
Fixed income - 34.3%
Invesco Senior Loan ETF (H)	487,710	10,154,122
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	129,118	3,129,820
Vanguard Emerging Markets Government Bond ETF	336,415	20,972,111
Vanguard Intermediate-Term Corporate Bond ETF	634,803	49,882,820
Vanguard Short-Term Corporate Bond ETF	201,781	15,234,466
Vanguard Total Bond Market ETF	561,669	40,867,036
Xtrackers USD High Yield Corporate Bond ETF	673,177	23,305,388

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $311,045,394)		$298,696,848
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
Health care - 0.0%
NMC Health PLC (D)	166	3
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	340	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	707	4,781
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	$591

TOTAL COMMON STOCKS (Cost $5,355)		$5,375
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,631,008	1,583,001
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,497,186	4,310,974
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,417,290	2,291,799
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,337,735	2,202,791
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	24,418,000	8,307,789
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	32,291,000	11,339,087
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	17,095,200	6,275,135
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	6,148,000	2,314,596

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,108,661)		$38,625,172
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,509	31
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,755	14
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,257	2,003
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	175	16
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	193	17
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	385	96
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	80	7

TOTAL WARRANTS (Cost $2,035)		$2,184
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (F)(I)	170,164	1,700,569

TOTAL SHORT-TERM INVESTMENTS (Cost $1,700,044)		$1,700,569
Total investments (Cost $511,951,621) - 100.0%		$477,003,786
Other assets and liabilities, net - (0.0%)		(78,134)
TOTAL NET ASSETS - 100.0%		$476,925,652
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	9

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 18.5%
Equity - 18.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,042,729	$18,466,270
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,719,777	24,151,623

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $45,505,151)		$42,617,893
UNAFFILIATED INVESTMENT COMPANIES - 72.9%
Equity - 29.2%
Fidelity Mid Cap Index Fund	359,867	9,986,297
Fidelity Small Cap Index Fund	119,984	2,818,421
Financial Select Sector SPDR Fund	55,686	2,021,959
iShares Global Infrastructure ETF	36,323	1,740,235
iShares MSCI Global Min Vol Factor ETF	122,333	12,085,277
Vanguard Dividend Appreciation ETF	50,737	8,049,425
Vanguard Energy ETF (H)	40,515	5,170,929
Vanguard FTSE All World ex-US Small-Cap ETF (H)	21,605	2,313,896
Vanguard FTSE Developed Markets ETF	142,542	6,187,748
Vanguard FTSE Emerging Markets ETF	58,886	2,386,061
Vanguard Global ex-U.S. Real Estate ETF	42,033	1,777,996
Vanguard Health Care ETF	8,618	2,191,988
Vanguard Information Technology ETF	3,217	1,119,323
Vanguard Materials ETF	19,540	3,532,441
Vanguard Real Estate ETF	59,856	5,272,116
Vanguard S&P 500 ETF	2,205	825,750
Fixed income - 43.7%
Invesco Senior Loan ETF (H)	323,923	6,744,077
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	69,405	1,682,377
Vanguard Emerging Markets Government Bond ETF	180,088	11,226,686
Vanguard Intermediate-Term Corporate Bond ETF	400,829	31,497,143
Vanguard Short-Term Corporate Bond ETF	147,948	11,170,074
Vanguard Total Bond Market ETF	354,214	25,772,611
Xtrackers USD High Yield Corporate Bond ETF	363,938	12,599,534

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $176,548,075)		$168,172,364
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
Health care - 0.0%
NMC Health PLC (D)	51	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	105	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	219	1,477
MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	$183

TOTAL COMMON STOCKS (Cost $1,655)		$1,661
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,289,907	1,251,941
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,685,992	3,533,369
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,981,589	1,878,717
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,844,751	1,738,263
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	9,292,000	3,161,437
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	12,172,000	4,274,236
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	6,503,700	2,387,313
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	2,319,300	873,169

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,275,241)		$19,098,445
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,084	10
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	542	4
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	697	619
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	54	5
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	60	5
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	119	30
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	25	2

TOTAL WARRANTS (Cost $627)		$675
SHORT-TERM INVESTMENTS - 4.2%
Short-term funds - 4.2%
John Hancock Collateral Trust, 3.8739% (F)(I)	960,583	9,599,777

TOTAL SHORT-TERM INVESTMENTS (Cost $9,597,384)		$9,599,777
Total investments (Cost $255,928,133) - 103.9%		$239,490,815
Other assets and liabilities, net - (3.9%)		(8,887,468)
TOTAL NET ASSETS - 100.0%		$230,603,347
10	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.9%
Equity - 16.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	544,720	$4,924,266
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	717,869	6,374,680

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,884,122)		$11,298,946
UNAFFILIATED INVESTMENT COMPANIES - 74.7%
Equity - 24.3%
Fidelity Mid Cap Index Fund	74,584	2,069,697
Fidelity Small Cap Index Fund	24,865	584,069
iShares Global Infrastructure ETF	10,736	514,362
iShares MSCI Global Min Vol Factor ETF	36,258	3,581,928
Vanguard Dividend Appreciation ETF	15,119	2,398,629
Vanguard Energy ETF	11,533	1,471,957
Vanguard FTSE All World ex-US Small-Cap ETF (H)	4,671	500,264
Vanguard FTSE Developed Markets ETF	33,343	1,447,420
Vanguard FTSE Emerging Markets ETF	4,204	170,346
Vanguard Global ex-U.S. Real Estate ETF	12,293	519,994
Vanguard Materials ETF	5,687	1,028,096
Vanguard Real Estate ETF	17,548	1,545,628
Vanguard S&P 500 ETF	957	358,387
Fixed income - 50.4%
Invesco Senior Loan ETF (H)	120,781	2,514,660
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	21,221	514,397
Vanguard Emerging Markets Government Bond ETF	55,290	3,446,779
Vanguard Intermediate-Term Corporate Bond ETF	132,203	10,388,512
Vanguard Short-Term Corporate Bond ETF (H)	58,064	4,383,832
Vanguard Total Bond Market ETF	116,964	8,510,301
Xtrackers USD High Yield Corporate Bond ETF	111,114	3,846,767

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,306,529)		$49,796,025
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
Health care - 0.0%
NMC Health PLC (D)	13	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	27	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	56	382
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $427)		$429
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$511,213	$496,166
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,450,038	1,389,997
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	779,734	739,255
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	731,593	689,362
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	1,795,000	610,717
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	2,400,000	842,768
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	1,258,300	461,884
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	457,100	172,089

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,623,948)		$5,402,238
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	280	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	140	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	180	160
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	14	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	15	1
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	31	8
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	6	1

TOTAL WARRANTS (Cost $161)		$174
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 3.8739% (F)(I)	227,862	2,277,189

TOTAL SHORT-TERM INVESTMENTS (Cost $2,276,602)		$2,277,189
Total investments (Cost $73,091,789) - 103.1%		$68,775,001
Other assets and liabilities, net - (3.1%)		(2,082,973)
TOTAL NET ASSETS - 100.0%		$66,692,028
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.2%
Equity - 12.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	283,656	$2,564,249
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	375,284	3,332,523
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	11

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,150,505)		$5,896,772
UNAFFILIATED INVESTMENT COMPANIES - 79.8%
Equity - 22.7%
Fidelity Mid Cap Index Fund	33,000	$915,757
Fidelity Small Cap Index Fund	10,996	258,290
iShares Global Infrastructure ETF	7,674	367,661
iShares MSCI Global Min Vol Factor ETF	26,601	2,627,913
Vanguard Dividend Appreciation ETF	11,105	1,761,808
Vanguard Energy ETF	8,535	1,089,322
Vanguard FTSE All World ex-US Small-Cap ETF (H)	2,275	243,653
Vanguard FTSE Developed Markets ETF	29,507	1,280,899
Vanguard Global ex-U.S. Real Estate ETF	8,656	366,149
Vanguard Materials ETF	4,076	736,859
Vanguard Real Estate ETF	12,608	1,110,513
Vanguard S&P 500 ETF	617	231,060
Fixed income - 57.1%
Invesco Senior Loan ETF (H)	107,369	2,235,423
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	16,255	394,021
Vanguard Emerging Markets Government Bond ETF	42,352	2,640,224
Vanguard Intermediate-Term Corporate Bond ETF	107,903	8,479,018
Vanguard Short-Term Corporate Bond ETF	53,230	4,018,865
Vanguard Total Bond Market ETF	95,284	6,932,864
Xtrackers USD High Yield Corporate Bond ETF	85,663	2,965,653

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,747,754)		$38,655,952
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
Health care - 0.0%
NMC Health PLC (D)	7	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	14	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	30	203
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$228
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$464,092	450,432
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,332,151	1,276,991
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	716,812	$679,600
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	663,269	624,982
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	685,000	233,059
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	894,000	313,931
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	480,100	176,230
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	169,900	63,964

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,449,830)		$3,819,189
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	149	1
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	74	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	96	85
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	7	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	8	1
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	16	4
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	3	0

TOTAL WARRANTS (Cost $86)		$93
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 3.8739% (F)(I)	70,947	709,023

TOTAL SHORT-TERM INVESTMENTS (Cost $708,903)		$709,023
Total investments (Cost $52,057,305) - 101.4%		$49,081,257
Other assets and liabilities, net - (1.4%)		(662,593)
TOTAL NET ASSETS - 100.0%		$48,418,664
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
12	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-22.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	13

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,414,884	$11,414,884	—	—
Unaffiliated investment companies	10,051,455	10,051,455	—	—
Common stocks	304	—	—	$304
U.S. Government and Agency obligations	365,884	—	$365,884	—
Warrants	123	123	—	—
Short-term investments	57,439	57,439	—	—
Total investments in securities	$21,890,089	$21,523,901	$365,884	$304

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$70,464,139	$70,464,139	—	—
Unaffiliated investment companies	61,622,169	61,622,169	—	—
Common stocks	2,356	—	$1	$2,355
U.S. Government and Agency obligations	2,407,484	—	2,407,484	—
Warrants	957	957	—	—
Short-term investments	2,681,186	2,681,186	—	—
Total investments in securities	$137,178,291	$134,768,451	$2,407,485	$2,355

14	|

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$139,497,827	$139,497,827	—	—
Unaffiliated investment companies	121,715,147	121,715,147	—	—
Common stocks	4,935	—	$3	$4,932
U.S. Government and Agency obligations	4,842,871	—	4,842,871	—
Warrants	2,005	2,005	—	—
Short-term investments	688,201	688,201	—	—
Total investments in securities	$266,750,986	$261,903,180	$4,842,874	$4,932

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$189,870,726	$189,870,726	—	—
Unaffiliated investment companies	166,155,915	166,155,915	—	—
Common stocks	6,764	—	$4	$6,760
U.S. Government and Agency obligations	6,634,521	—	6,634,521	—
Warrants	2,750	2,750	—	—
Short-term investments	5,607,137	5,607,137	—	—
Total investments in securities	$368,277,813	$361,636,528	$6,634,525	$6,760

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$233,169,841	$233,169,841	—	—
Unaffiliated investment companies	209,473,100	209,473,100	—	—
Common stocks	8,633	—	$5	$8,628
U.S. Government and Agency obligations	10,080,089	—	10,080,089	—
Warrants	3,510	3,510	—	—
Short-term investments	9,240,053	9,240,053	—	—
Total investments in securities	$461,975,226	$451,886,504	$10,080,094	$8,628

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$219,159,270	$219,159,270	—	—
Unaffiliated investment companies	232,710,333	232,710,333	—	—
Common stocks	8,319	—	$5	$8,314
U.S. Government and Agency obligations	19,103,157	—	19,103,157	—
Warrants	3,380	3,380	—	—
Short-term investments	4,817,399	4,817,399	—	—
Total investments in securities	$475,801,858	$456,690,382	$19,103,162	$8,314

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
|	15

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Lifetime Portfolio (continued)
Affiliated investment companies	$234,678,926	$234,678,926	—	—
Unaffiliated investment companies	292,937,020	292,937,020	—	—
Common stocks	8,901	—	$6	$8,895
U.S. Government and Agency obligations	31,250,337	—	31,250,337	—
Warrants	3,617	3,617	—	—
Short-term investments	12,659,005	12,659,005	—	—
Total investments in securities	$571,537,806	$540,278,568	$31,250,343	$8,895

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$202,503,780	$202,503,780	—	—
Unaffiliated investment companies	307,806,237	307,806,237	—	—
Common stocks	7,976	—	$5	$7,971
U.S. Government and Agency obligations	40,954,761	—	40,954,761	—
Warrants	3,241	3,241	—	—
Short-term investments	4,462,093	4,462,093	—	—
Total investments in securities	$555,738,088	$514,775,351	$40,954,766	$7,971

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$137,973,638	$137,973,638	—	—
Unaffiliated investment companies	298,696,848	298,696,848	—	—
Common stocks	5,375	—	$3	$5,372
U.S. Government and Agency obligations	38,625,172	—	38,625,172	—
Warrants	2,184	2,184	—	—
Short-term investments	1,700,569	1,700,569	—	—
Total investments in securities	$477,003,786	$438,373,239	$38,625,175	$5,372

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$42,617,893	$42,617,893	—	—
Unaffiliated investment companies	168,172,364	168,172,364	—	—
Common stocks	1,661	—	$1	$1,660
U.S. Government and Agency obligations	19,098,445	—	19,098,445	—
Warrants	675	675	—	—
Short-term investments	9,599,777	9,599,777	—	—
Total investments in securities	$239,490,815	$220,390,709	$19,098,446	$1,660

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,298,946	$11,298,946	—	—
Unaffiliated investment companies	49,796,025	49,796,025	—	—
Common stocks	429	—	—	$429
U.S. Government and Agency obligations	5,402,238	—	$5,402,238	—
Warrants	174	174	—	—
Short-term investments	2,277,189	2,277,189	—	—
Total investments in securities	$68,775,001	$63,372,334	$5,402,238	$429

16	|

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,896,772	$5,896,772	—	—
Unaffiliated investment companies	38,655,952	38,655,952	—	—
Common stocks	228	—	—	$228
U.S. Government and Agency obligations	3,819,189	—	$3,819,189	—
Warrants	93	93	—	—
Short-term investments	709,023	709,023	—	—
Total investments in securities	$49,081,257	$45,261,840	$3,819,189	$228
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
International Strategic Equity Allocation	547,381	$4,053,967	$759,480	$(178,979)	$(34,087)	$347,946	—	—	$4,948,327
John Hancock Collateral Trust	5,748	33,314	849,529	(826,056)	590	62	$635	—	57,439
U.S. Sector Rotation	728,216	5,297,792	1,057,732	(147,692)	(29,730)	288,455	—	—	6,466,557
					$(63,227)	$636,463	$635	—	$11,472,323
Multi-Index 2060 Lifetime Portfolio
International Strategic Equity Allocation	3,423,496	$26,510,662	$2,559,400	—	—	$1,878,341	—	—	$30,948,403
John Hancock Collateral Trust	268,288	1,196,461	6,932,482	$(5,451,527)	$1,891	1,879	$3,225	—	2,681,186
U.S. Sector Rotation	4,449,970	34,485,826	3,517,611	—	—	1,512,299	—	—	39,515,736
					$1,891	$3,392,519	$3,225	—	$73,145,325
Multi-Index 2055 Lifetime Portfolio
International Strategic Equity Allocation	6,809,606	$54,047,959	$3,867,540	$(27,982)	$(4,702)	$3,676,020	—	—	$61,558,835
John Hancock Collateral Trust	68,864	2,399,817	17,373,732	(19,085,159)	(349)	160	$8,903	—	688,201
U.S. Sector Rotation	8,776,914	69,856,392	5,129,351	—	—	2,953,249	—	—	77,938,992
					$(5,051)	$6,629,429	$8,903	—	$140,186,028
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2050 Lifetime Portfolio
International Strategic Equity Allocation	9,210,940	$73,317,240	$5,021,842	—	—	$4,927,819	—	—	$83,266,901
John Hancock Collateral Trust	561,067	3,305,426	46,494,748	$(44,193,671)	$(467)	1,101	$13,276	—	5,607,137
U.S. Sector Rotation	12,004,935	95,037,243	7,732,252	(179,569)	(29,322)	4,043,221	—	—	106,603,825
					$(29,789)	$8,972,141	$13,276	—	$195,477,863
Multi-Index 2045 Lifetime Portfolio
International Strategic Equity Allocation	11,315,900	$90,997,818	$5,395,301	$(144,286)	$(18,842)	$6,065,741	—	—	$102,295,732
John Hancock Collateral Trust	924,588	4,627,757	40,833,109	(36,221,189)	(1,357)	1,733	$17,345	—	9,240,053
U.S. Sector Rotation	14,738,075	117,687,686	8,280,376	—	—	4,906,047	—	—	130,874,109
					$(20,199)	$10,973,521	$17,345	—	$242,409,894
Multi-Index 2040 Lifetime Portfolio
International Strategic Equity Allocation	10,584,065	$87,123,538	$4,125,636	$(1,158,476)	$(133,263)	$5,722,515	—	—	$95,679,950
John Hancock Collateral Trust	482,044	10,485,441	23,019,988	(28,687,846)	(2,228)	2,044	$25,278	—	4,817,399
U.S. Sector Rotation	13,905,329	113,458,153	5,641,743	(201,222)	(30,921)	4,611,567	—	—	123,479,320
					$(166,412)	$10,336,126	$25,278	—	$223,976,669
Multi-Index 2035 Lifetime Portfolio
International Strategic Equity Allocation	11,346,656	$91,933,512	$6,328,426	$(1,765,786)	$(254,489)	$6,332,111	—	—	$102,573,774
John Hancock Collateral Trust	1,266,698	13,301,301	124,188,292	(124,833,091)	(1,377)	3,880	$27,684	—	12,659,005
U.S. Sector Rotation	14,876,706	119,439,332	7,661,577	—	—	5,004,243	—	—	132,105,152
					$(255,866)	$11,340,234	$27,684	—	$247,337,931
Multi-Index 2030 Lifetime Portfolio
International Strategic Equity Allocation	9,876,909	$80,189,656	$4,424,025	$(470,274)	$(96,059)	$5,239,912	—	—	$89,287,260
John Hancock Collateral Trust	446,491	51,231,732	87,022,328	(133,789,189)	(4,243)	1,465	$99,527	—	4,462,093
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	12,749,608	$104,091,815	$6,514,375	$(1,554,705)	$(263,087)	$4,428,122	—	—	$113,216,520
					$(363,389)	$9,669,499	$99,527	—	$206,965,873
Multi-Index 2025 Lifetime Portfolio
International Strategic Equity Allocation	6,669,300	$53,994,416	$4,053,079	$(1,368,095)	$(170,509)	$3,781,584	—	—	$60,290,475
John Hancock Collateral Trust	170,164	20,685,388	130,103,098	(149,087,703)	(1,108)	894	$103,662	—	1,700,569
U.S. Sector Rotation	8,748,104	70,157,373	5,379,343	(877,587)	(143,301)	3,167,335	—	—	77,683,163
					$(314,918)	$6,949,813	$103,662	—	$139,674,207
Multi-Index 2020 Lifetime Portfolio
International Strategic Equity Allocation	2,042,729	$17,151,167	$1,453,329	$(1,206,437)	$(196,143)	$1,264,354	—	—	$18,466,270
John Hancock Collateral Trust	960,583	15,679,528	118,716,854	(124,794,324)	(5,746)	3,465	$62,346	—	9,599,777
U.S. Sector Rotation	2,719,777	22,378,565	2,298,635	(1,450,657)	(234,996)	1,160,076	—	—	24,151,623
					$(436,885)	$2,427,895	$62,346	—	$52,217,670
Multi-Index 2015 Lifetime Portfolio
International Strategic Equity Allocation	544,720	$4,614,594	$440,351	$(420,049)	$(81,821)	$371,191	—	—	$4,924,266
John Hancock Collateral Trust	227,862	4,079,591	35,238,038	(37,040,969)	(512)	1,041	$21,856	—	2,277,189
U.S. Sector Rotation	717,869	5,979,185	841,758	(691,433)	(114,560)	359,730	—	—	6,374,680
					$(196,893)	$731,962	$21,856	—	$13,576,135
Multi-Index 2010 Lifetime Portfolio
International Strategic Equity Allocation	283,656	$2,334,904	$422,326	$(336,378)	$(63,133)	$206,530	—	—	$2,564,249
John Hancock Collateral Trust	70,947	5,583,186	38,809,082	(43,683,095)	(325)	175	$21,124	—	709,023
U.S. Sector Rotation	375,284	3,027,459	552,693	(372,219)	(58,923)	183,513	—	—	3,332,523
					$(122,381)	$390,218	$21,124	—	$6,605,795
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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